Goodwill and Intangible assets - Schedule of Estimated Amortization Expense Related to the Existing Intangible Assets (Details) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Goodwill and Intangible assets
For the year ending December 31, 2025	¥ 4,045	$ 554
2026	3,919	537
2027	1,509	207
2028	1,030	141
2029	¥ 1,030	$ 141